ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2022
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of June 30, 2022	As of June 30, 2021

Accounts receivable from third-party customers	$1,656,041	$2,393,598
Less: allowance for doubtful accounts	(6,872)	(26,272)
Total accounts receivable from third-party customers, net	1,649,169	2,367,326
Add: accounts receivable - related parties	1,094,855	515,193
Total accounts receivable, net	$2,744,024	$2,882,519

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for doubtful accounts movement is as follows:

	As of June 30, 2022	As of June 30, 2021

Beginning balance	$26,272	$23,982
Recovery	(16,776)	-
Write off	(2,366)	-
Foreign currency translation adjustments	(258)	2,290
Ending balance	$6,872	$26,272